STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Series Seed Preferred Stock [Member]	Series A Preferred Stock	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2016	$ 1,577				$ 13,764		$ (12,187)
Balance (in shares) at Dec. 31, 2016		1,284,000	1,481,000	2,801,000
Net loss	(10,902)						(10,902)
Unrealized gain (loss) on short-term investments	(3)					$ (3)
Share-based compensation	2,170				2,170
Issuance of common shares upon exercise of share options	675				675
Issuance of common shares upon exercise of share options (in shares)				348,000
Issuance of shares upon exercise of warrants	160				160
Issuance of shares upon exercise of warrants (in shares)				189,000
Issuance of shares upon conversion of notes	5,957				5,957
Issuance of shares upon conversion of notes (in shares)				617,000
Conversion of Preferred Shares to ordinary shares (in shares)		(1,284,000)	(1,481,000)	2,765,000
Beneficial conversion expense from notes	348				348
Issuance of shares in connection with merger, net	33,812			$ 212	33,600
Issuance of shares in connection with merger, net (in shares)				3,979,000
Balance at Dec. 31, 2017	33,794			$ 212	56,674	(3)	(23,089)
Balance (in shares) at Dec. 31, 2017				10,699,000
Net loss	(21,785)						(21,785)
Unrealized gain (loss) on short-term investments	3					$ 3
Share-based compensation	1,259				1,259
Issuance of common shares upon exercise of share options	$ 371			$ 2	369
Issuance of common shares upon exercise of share options (in shares)	62,224			63,000
Balance at Dec. 31, 2018	$ 13,642			$ 214	$ 58,302		$ (44,874)
Balance (in shares) at Dec. 31, 2018				10,762,000